Taxes Other Than Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Taxes Other Than Income Taxes

	2021	2020	2019
	RMB	RMB	RMB
Consumption tax	161,623	145,525	164,973
Resource tax	23,723	18,468	24,388
City maintenance and construction tax	16,078	13,647	16,001
Educational surcharge	11,660	9,882	11,732
Crude oil special gain levy	4,655	178	771
Urban and township land use tax	3,572	3,588	3,529
Other	6,692	4,562	7,042

	228,003	195,850	228,436